UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
                                 Form 13F
                            Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2002 Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: _Petroleum & Resources Corporation________
Address: _7 St. Paul Street, Suite 1140_________ __________Baltimore, MD 21202___________________
__________________________________________
Form 13F File Number: 28-293_________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Christine M. Sloan________________________
Title: Assistant Treasurer______________________
Phone: (410)752-5900____________________________
Signature, Place, and Date of Signing:
__(signed) Christine M. Sloan Baltimore, MD_ August 8, 2002 [Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]


Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: ______________
Form 13F Information Table Entry Total: ____64______
Form 13F Information Table Value Total: $__464________
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-____________ ________________________
[Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

COLUMN 1                           COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5       COL. 6   COLUMN 7        COLUMN 8
-------------------------------  -------------  ----------  -------- ------------------  -------  -------- ----------------------
                                                             VALUE                       INVSTMT  OTHER
NAME OF ISSUER                  TITLE OF CLASS     CUSIP    (x$1000)                     DSCRETN  MANAGERS
                                                                     SHARES/   SH/ PUT/                       VOTING AUTHORITY
                                                                     PRN AMT   PRN CALL
                                                                                                           SOLE       SHAR NONE
                                                                                                                      ED
ALBEMARLE CORP                  COM               012653101      461    15,000 SH        SOLE                  15,000
ALBEMARLE CORP                  PUT               012653951      154     5,000     PUT
AMERADA HESS CORP.              COM               023551104    6,600    80,000 SH        SOLE                  80,000
ANADARKO PETROLEUM              COM               032511107   12,325   250,000 SH        SOLE                 250,000
APACHE CORPORATION              COM               037411105    8,852   154,000 SH        SOLE                 154,000
ARCH COAL INC.                  COM               039380100    3,974   175,000 SH        SOLE                 175,000
ARCH COAL INC.                  PUT               039380950      341    15,000     PUT
ATMOS ENERGY CORP               COM               049560105    3,270   139,500 SH        SOLE                 139,500
BJ SERVICES CO.                 COM               055482103   13,552   400,000 SH        SOLE                 400,000
BJ SERVICES CO.                 CALL              055482903      339    10,000     CALL
BP PLC                          ADRS              055622104   24,336   482,000 SH        SOLE                 482,000
BAKER HUGHES, INC.              PUT               057224957      666    20,000     PUT
BOISE CASCADE CORP.             COM               097383103    7,078   205,000 SH        SOLE                 205,000
BOISE CASCADE CORP 7.5% ACES    PFD               097383855    2,731    51,000 SH        SOLE                  51,000
CHEVRONTEXACO CORP              COM               166764100   26,550   300,000 SH        SOLE                 300,000
CONOCO INC, CLASS B             COM               208251405    8,340   300,000 SH        SOLE                 300,000
CORE LABORATORIES N.A.          COM               N22717107    2,517   209,400 SH        SOLE                 209,400
DEVON ENERGY CORP.              COM               25179M103    3,942    80,000 SH        SOLE                  80,000
DUKE ENERGY CORP.               COM               264399106    3,110   100,000 SH        SOLE                 100,000
DUKE ENERGY 8.25% UNITS         PFD               264399585    3,600   160,000 SH        SOLE                 160,000
DUKE ENERGY CORP.               PUT               264399956      467    15,000     PUT
EOG RESOURCES INC.              COM               26875P101    7,940   200,000 SH        SOLE                 200,000
EL PASO ENERGY CORP.            COM               28336L109    6,183   300,000 SH        SOLE                 300,000
ENERGEN CORP                    COM               29265N108    6,875   250,000 SH        SOLE                 250,000
ENGELHARD CORP.                 COM               292845104    5,664   200,000 SH        SOLE                 200,000
EQUITABLE RSOURCES              COM               294549100   12,382   361,000 SH        SOLE                 361,000
EXXON MOBIL CORP                COM               30231G102   49,104 1,200,000 SH        SOLE               1,200,000
GENERAL ELECTRIC CO.            COM               369604103   10,168   350,000 SH        SOLE                 350,000
GENERAL ELECTRIC CO.            CALL              369604903      291    10,000     CALL
GLOBALSANTAFE CORPORATION       COM               G3930E101    5,470   200,000 SH        SOLE                 200,000
GRANT PRIDECO INC.              COM               38821G101    4,189   308,000 SH        SOLE                 308,000
KERR MCGEE CORP                 COM               492386107    9,487   177,153 SH        SOLE                 177,153
KEYSPAN CORP.                   COM               49337W100    8,283   220,000 SH        SOLE                 220,000
KINDER MORGAN INC.              COM               49455P101    6,178   162,500 SH        SOLE                 162,500
MEADWESTVACO CORP               COM               583334107    7,048   210,000 SH        SOLE                 210,000
MURPHY OIL CORP.                COM               626717102    6,889    83,500 SH        SOLE                  83,500
NABORS INDUSTRIES, INC.         COM               629568106    7,030   200,000 SH        SOLE                 200,000
NATIONAL FUEL GAS CO.           COM               636180101    4,502   200,000 SH        SOLE                 200,000
NEW JERSEY RESOURCES            COM               646025106    8,283   277,500 SH        SOLE                 277,500
NOBLE AFFILIATES INC.           COM               654894104    4,506   125,000 SH        SOLE                 125,000
NOBLE CORP.                     COM               G65422100    1,930    50,000 SH        SOLE                  50,000
NORTHWESTERN CORP.              COM               668074107    3,390   200,000 SH        SOLE                 200,000
OCCIDENTAL PETROLEUM            COM               674599105    5,248   175,000 SH        SOLE                 175,000
OCEAN ENERGY, INC.              COM               67481E106   11,919   550,000 SH        SOLE                 550,000
PHILADELHPIA SUBURBAN CORP      COM               718009608    6,060   300,000 SH        SOLE                 300,000
PIONEER NATURAL RESOURCES       COM               723787107    6,122   235,000 SH        SOLE                 235,000
QUESTAR CORP.                   COM               748356102    6,620   268,000 SH        SOLE                 268,000
ROHM & HAAS                     COM               775371107    7,288   180,000 SH        SOLE                 180,000
ROHM & HAAS                     PUT               775371957      607    15,000     PUT
ROYAL DUTCH PETROLEUM $1.25     GLD               780257804   39,794   720,000 SH        SOLE                 720,000
ROYAL DUTCH PETROLEUM $1.25     CALL              780259904    1,105    20,000     CALL
SCHLUMBERGER, LTD.              COM               806857108   10,667   229,400 SH        SOLE                 229,400
SCHLUMBERGER, LTD.              CALL              806857908      697    15,000     CALL
SHELL TRANSPORT & TRADING       ADRS              822703609    6,752   150,000 SH        SOLE                 150,000
STONE ENERGY CORP.              COM               861642106    4,198   104,300 SH        SOLE                 104,300
TECO ENERGY, INC                COM               872375100    4,950   200,000 SH        SOLE                 200,000
TEMPLE-INLAND, INC.             COM               879868107    6,943   120,000 SH        SOLE                 120,000
TOTALFINA ELF SA                ADR               89151E109   10,113   125,000 SH        SOLE                 125,000
TRANSOCEAN SEDCO FOREX INC.     COM               G90078109    6,230   200,000 SH        SOLE                 200,000
UNOCAL CAPITAL TRUST $3.125 CV  COM               91528T207    3,664    72,540 SH        SOLE                  72,540
UNOCAL CORP                     COM               985289102    5,541   150,000 SH        SOLE                 150,000
WEATHERFORD INTL. LTD           COM               G05089101    8,208   190,000 SH        SOLE                 190,000
WILLIAMS COMPANIES INC.         COM               969457100    1,198   200,000 SH        SOLE                 200,000
WILLIAMS COMPANIES FELINE       PACS              969457886    1,510   120,000 SH        SOLE                 120,000
                                                             464,431
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